FAIR VALUE MEASUREMENTS - Schedule of Level 3 Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 295	$ 295	$ 0
Recognition of right to HWI Net Sale Proceeds			0	295
Receipt of HWI Net Sale Proceeds	$ (19)	$ (256)	(275)	0
Fair value adjustment of HWI Net Sale Proceeds			(11)	0
Balance at end of period			$ 9	$ 295